SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED FUND:

                                 -----------------

                                 CLASSES A AND C


                   DWS Alternative Asset Allocation Plus Fund

The following information replaces similar disclosure in the "How Much Investors Pay" section of the fund's Class A and C prospectus:

This table describes the fees and expenses that you may pay if you buy and hold fund shares. The fund's shareholders directly bear the fees and expenses of the fund, subject to the Advisor's contractual obligations to waive fees or reimburse expenses to maintain the fund's operating expenses at a specified level (see "Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses." The fund will indirectly bear its proportionate share of fees and expenses incurred by the underlying DWS funds and, potentially, exchange-traded funds in which the fund is invested (see "Acquired Funds (Underlying Funds) Fees and Expenses" in the table below). This information doesn't include any fees that may be charged by your financial advisor.

--------------------------------------------------------------------------------
Fee Table                                                 Class A      Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases            5.75%(1)     None
(as % of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)             None(2)      1.00%
(as % of redemption proceeds)
--------------------------------------------------------------------------------
Redemption/Exchange fee on shares owned less than           2.00         2.00
15 days (as % of redemption proceeds)(3)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee(4)                                           0.30%        0.30%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees                           0.25         1.00
--------------------------------------------------------------------------------
Other Expenses(5)                                           0.43         0.46
--------------------------------------------------------------------------------
Acquired Funds (Underlying Funds) Fees and Expenses(6)      1.24         1.24
--------------------------------------------------------------------------------
Total Annual Operating Expenses                             2.22         3.00
--------------------------------------------------------------------------------
Less Expense Waiver/Reimbursement                           0.42         0.45
--------------------------------------------------------------------------------
Net Annual Fund and Acquired Funds                          1.80         2.55
(Underlying Funds) Operating Expenses(7)
--------------------------------------------------------------------------------



                                                                     [Logo]DWS
                                                                       SCUDDER
October 4, 2007                                            Deutsche Bank Group

(1) Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher than the percentage noted (see "Choosing a Share Class -- Class A shares").

(2) The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Choosing a Share Class -- Class A shares") may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within the next six months following purchase.

(3) This fee is charged on all applicable redemptions or exchanges. Please see "Policies You Should Know About -- Policies about transactions" for further information.

(4) Includes 0.10% administration fee. The Advisor has agreed to waive 0.15% of its management fee until the fund reaches $50 million in assets, at which time the Advisor will implement the iGAP strategy.

(5) "Other Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different.

(6) "Acquired Funds (Underlying Funds) Fees and Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different.

(7) Through September 30, 2008, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses to the extent necessary to maintain the fund's total operating expenses at 0.56% and 1.31% for Class A and Class C shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and acquired funds (underlying funds) fees and expenses (estimated at 1.24%).

Based on the costs above (including one year of capped expenses in each period), this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                                             1 Year          3 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A                                              $747           $1,172
--------------------------------------------------------------------------------
Class C                                               358              865
--------------------------------------------------------------------------------
Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A                                              $747           $1,172
--------------------------------------------------------------------------------
Class C                                               258              865
--------------------------------------------------------------------------------

                                       2
October 4, 2007

The following information replaces similar disclosure in the "Appendix" section of the fund's Class A and C prospectuses:

DWS Alternative Asset Allocation Plus Fund -- Class A


        Maximum             Initial Hypothetical             Assumed Rate
     Sales Charge:               Investment:                  of Return:
         5.75%                     $10,000                        5%
--------------------------------------------------------------------------------
           Cumulative                                Hypothetical
             Return         Annual    Cumulative        Year-End
          Before Fees        Fund    Return After     Balance After     Annual
              and          Expense     Fees and         Fees and       Fees and
Year        Expenses        Ratios     Expenses         Expenses       Expenses
--------------------------------------------------------------------------------
   1          5.00%          1.80%       -2.73%        $ 9,726.60     $ 747.36
--------------------------------------------------------------------------------
   2         10.25%          2.12%        0.07%        $10,006.73     $ 209.17
--------------------------------------------------------------------------------
   3         15.76%          2.12%        2.95%        $10,294.92     $ 215.20
--------------------------------------------------------------------------------
   4         21.55%          2.12%        5.91%        $10,591.41     $ 221.40
--------------------------------------------------------------------------------
   5         27.63%          2.12%        8.96%        $10,896.45     $ 227.77
--------------------------------------------------------------------------------
   6         34.01%          2.12%       12.10%        $11,210.26     $ 234.33
--------------------------------------------------------------------------------
   7         40.71%          2.12%       15.33%        $11,533.12     $ 241.08
--------------------------------------------------------------------------------
   8         47.75%          2.12%       18.65%        $11,865.27     $ 248.02
--------------------------------------------------------------------------------
   9         55.13%          2.12%       22.07%        $12,206.99     $ 255.17
--------------------------------------------------------------------------------
   10        62.89%          2.12%       25.59%        $12,558.55     $ 262.51
--------------------------------------------------------------------------------
  Total:                                                              $2,862.02
--------------------------------------------------------------------------------

October 4, 2007

DWS Alternative Asset Allocation Plus Fund -- Class C

        Maximum             Initial Hypothetical             Assumed Rate
     Sales Charge:               Investment:                  of Return:
         5.75%                     $10,000                        5%
--------------------------------------------------------------------------------
           Cumulative                                Hypothetical
             Return         Annual    Cumulative        Year-End
          Before Fees        Fund    Return After     Balance After     Annual
              and          Expense     Fees and         Fees and       Fees and
Year        Expenses        Ratios     Expenses         Expenses       Expenses
--------------------------------------------------------------------------------
   1          5.00%          2.55%        2.45%        $10,245.00     $  258.12
--------------------------------------------------------------------------------
   2         10.25%          2.90%        4.60%        $10,460.15     $  300.22
--------------------------------------------------------------------------------
   3         15.76%          2.90%        6.80%        $10,679.81     $  306.53
--------------------------------------------------------------------------------
   4         21.55%          2.90%        9.04%        $10,904.08     $  312.97
--------------------------------------------------------------------------------
   5         27.63%          2.90%       11.33%        $11,133.07     $  319.54
--------------------------------------------------------------------------------
   6         34.01%          2.90%       13.67%        $11,366.86     $  326.25
--------------------------------------------------------------------------------
   7         40.71%          2.90%       16.06%        $11,605.57     $  333.10
--------------------------------------------------------------------------------
   8         47.75%          2.90%       18.49%        $11,849.29     $  340.10
--------------------------------------------------------------------------------
   9         55.13%          2.90%       20.98%        $12,098.12     $  347.24
--------------------------------------------------------------------------------
   10        62.89%          2.90%       23.52%        $12,352.18     $  354.53
--------------------------------------------------------------------------------
  Total:                                                              $3,198.59
--------------------------------------------------------------------------------









               Please Retain This Supplement for Future Reference







October 4, 2007

      SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED FUND:

                                 -----------------


                               INSTITUTIONAL CLASS

                   DWS Alternative Asset Allocation Plus Fund

The following information replaces similar disclosure in the "How Much Investors Pay" section of the fund's Institutional Class prospectus:

This table describes the fees and expenses that you may pay if you buy and hold fund shares. The fund's shareholders directly bear the fees and expenses of the fund, subject to the Advisor's contractual obligations to waive fees or reimburse expenses to maintain the fund's operating expenses at a specified level (see "Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses." The fund will indirectly bear its proportionate share of fees and expenses incurred by the underlying DWS funds and, potentially, exchange-traded funds in which the fund is invested (see "Acquired Funds (Underlying Funds) Fees and Expenses" in the table below). This information doesn't include any fees that may be charged by your financial advisor.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Redemption/Exchange fee on shares owned less than 15 days           2.00%
(as % of redemption proceeds)(1)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee(2)                                                   0.30%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                    None
--------------------------------------------------------------------------------
Other Expenses(3)                                                   0.30
--------------------------------------------------------------------------------
Acquired Funds (Underlying Funds) Fees and Expenses(4)              1.24
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                     1.84
--------------------------------------------------------------------------------
 Less Expense Waiver/Reimbursement                                  0.29
--------------------------------------------------------------------------------
Net Annual Fund and Acquired Funds (Underlying Funds)               1.55

Operating Expenses(5)

(1) This fee is charged on all applicable redemptions or exchanges. Please see "Policies You Should Know About -- Policies about transactions" for further information.

(2) Includes 0.10% administration fee. The Advisor has agreed to waive 0.15% of its management fee until the fund reaches $50 million in assets, at which time the Advisor will implement the iGAP strategy.


                                                                     [Logo]DWS
                                                                       SCUDDER
October 4, 2007                                            Deutsche Bank Group

(3) "Other Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different.

(4) "Acquired Funds (Underlying Funds) Fees and Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different.

(5) Through September 30, 2008, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses to the extent necessary to maintain the fund's total operating expenses at 0.31% for Institutional Class shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and acquired funds (underlying funds) fees and expenses (estimated at 1.24%).

Based on the costs above (including one year of capped expenses in each period), this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                                             1 Year           3 Years
--------------------------------------------------------------------------------
Institutional Class                                  $158             $530
--------------------------------------------------------------------------------


The following information replaces similar disclosure in the "Appendix" section of the fund's Institutional Class prospectus:

DWS Alternative Asset Allocation Plus Fund -- Institutional Class

        Maximum             Initial Hypothetical             Assumed Rate
     Sales Charge:               Investment:                  of Return:
         0.00%                     $10,000                        5%
--------------------------------------------------------------------------------
           Cumulative                                Hypothetical
             Return        Annual    Cumulative        Year-End
          Before Fees       Fund    Return After     Balance After     Annual
              and         Expense     Fees and         Fees and       Fees and
Year        Expenses       Ratios     Expenses         Expenses       Expenses
--------------------------------------------------------------------------------
   1          5.00%          1.55%        3.45%        $10,345.00     $  157.67
--------------------------------------------------------------------------------
   2         10.25%          1.74%        6.82%        $10,682.25     $  182.94
--------------------------------------------------------------------------------
   3         15.76%          1.74%       10.30%        $11,030.49     $  188.90
--------------------------------------------------------------------------------
   4         21.55%          1.74%       13.90%        $11,390.08     $  195.06
--------------------------------------------------------------------------------
   5         27.63%          1.74%       17.61%        $11,761.40     $  201.42
--------------------------------------------------------------------------------
   6         34.01%          1.74%       21.45%        $12,144.82     $  207.98
--------------------------------------------------------------------------------
   7         40.71%          1.74%       25.41%        $12,540.74     $  214.76
--------------------------------------------------------------------------------
   8         47.75%          1.74%       29.50%        $12,949.57     $  221.77
--------------------------------------------------------------------------------
   9         55.13%          1.74%       33.72%        $13,371.73     $  229.00
--------------------------------------------------------------------------------
   10        62.89%          1.74%       38.08%        $13,807.64     $  236.46
--------------------------------------------------------------------------------
  Total:                                                              $2,035.96
--------------------------------------------------------------------------------

               Please Retain This Supplement for Future Reference




October 4, 2007

      SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED FUND:

                                 -----------------

                                     CLASS S

                   DWS Alternative Asset Allocation Plus Fund

The following information replaces similar disclosure in the "How Much Investors Pay" section of the fund's Class S prospectus:

This table describes the fees and expenses that you may pay if you buy and hold fund shares. The fund's shareholders directly bear the fees and expenses of the fund, subject to the Advisor's contractual obligations to waive fees or reimburse expenses to maintain the fund's operating expenses at a specified level (see "Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses." The fund will indirectly bear its proportionate share of fees and expenses incurred by the underlying DWS funds and, potentially, exchange-traded funds in which the fund is invested (see "Acquired Funds (Underlying Funds) Fees and Expenses" in the table below). This information doesn't include any fees that may be charged by your financial advisor.

--------------------------------------------------------------------------------
Fee Table                                                              Class S
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Redemption/Exchange Fee on shares owned less than 15 days                 2.00%
(as % of redemption proceeds)(1)
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee(2)                                                         0.30%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                          None
--------------------------------------------------------------------------------
Other Expenses(3)                                                         0.44
--------------------------------------------------------------------------------
Acquired Funds (Underlying Funds) Fees and Expenses(4)                    1.24
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                           1.98
--------------------------------------------------------------------------------
 Less Expense Waiver/Reimbursement                                        0.43
--------------------------------------------------------------------------------
Net Annual Fund and Acquired Funds (Underlying Funds)                     1.55

Operating Expenses(5)

(1) This fee is charged on all applicable redemptions or exchanges. Please see "Policies You Should Know About -- Policies about transactions" for further information.

(2) Includes 0.10% administration fee. The Advisor has agreed to waive 0.15% of its management fee until the fund reaches $50 million in assets, at which time the Advisor will implement the iGAP strategy.


                                                                     [Logo]DWS
                                                                       SCUDDER
October 4, 2007                                            Deutsche Bank Group

(3) "Other Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different.

(4) "Acquired Funds (Underlying Funds) Fees and Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different.

(5) Through September 30, 2008, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses to the extent necessary to maintain the fund's total operating expenses at 0.31% for Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and acquired funds (underlying funds) fees and expenses (estimated at 1.24%).

Based on the costs above (including one year of capped expenses in each period), this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                                             1 Year           3 Years
--------------------------------------------------------------------------------
Class S                                              $158             $559
--------------------------------------------------------------------------------


The following information replaces similar disclosure in the "Appendix" section of the fund's Class S prospectus:

DWS Alternative Asset Allocation Plus Fund -- Class S

        Maximum             Initial Hypothetical             Assumed Rate
     Sales Charge:               Investment:                  of Return:
         0.00%                     $10,000                        5%
--------------------------------------------------------------------------------
           Cumulative                                Hypothetical
             Return        Annual    Cumulative        Year-End
          Before Fees       Fund    Return After     Balance After     Annual
              and         Expense     Fees and         Fees and       Fees and
Year        Expenses       Ratios     Expenses         Expenses       Expenses
--------------------------------------------------------------------------------
   1          5.00%          1.55%        3.45%        $10,345.00     $  157.67
--------------------------------------------------------------------------------
   2         10.25%          1.88%        6.68%        $10,667.76     $  197.52
--------------------------------------------------------------------------------
   3         15.76%          1.88%       10.01%        $11,000.60     $  203.68
--------------------------------------------------------------------------------
   4         21.55%          1.88%       13.44%        $11,343.82     $  210.04
--------------------------------------------------------------------------------
   5         27.63%          1.88%       16.98%        $11,697.74     $  216.59
--------------------------------------------------------------------------------
   6         34.01%          1.88%       20.63%        $12,062.71     $  223.35
--------------------------------------------------------------------------------
   7         40.71%          1.88%       24.39%        $12,439.07     $  230.32
--------------------------------------------------------------------------------
   8         47.75%          1.88%       28.27%        $12,827.17     $  237.50
--------------------------------------------------------------------------------
   9         55.13%          1.88%       32.27%        $13,227.38     $  244.91
--------------------------------------------------------------------------------
   10        62.89%          1.88%       36.40%        $13,640.07     $  252.55
--------------------------------------------------------------------------------
  Total:                                                              $2,174.14
--------------------------------------------------------------------------------


               Please Retain This Supplement for Future Reference




October 4, 2007

                                       2